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Delaware Healthcare Fund
Delaware Healthcare Fund
What is the Fund’s investment objective?
Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Healthcare Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Healthcare Fund	Class A	Class C	Class R	Institutional Class
Management fees	0.82%	0.82%	0.82%	0.82%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none
Other expenses	0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses	1.27%	2.02%	1.52%	1.02%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Healthcare Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	697	955	1,232	2,021
Class C	305	634	1,088	2,348
Class R	155	480	829	1,813
Institutional Class	104	325	563	1,248

Expense Example, No Redemption	1 year	3 years	5 years	10 years
Delaware Healthcare Fund | Class C | USD ($)	205	634	1,088	2,348

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in US and non-US companies across all market capitalizations. The Fund may invest up to 50% of its total assets in non-US companies. The Fund may also invest up to 25% of its total assets in companies located in emerging markets. The Fund is a nondiversified fund.

The Fund’s investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Healthcare sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Healthcare Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2020, the Fund’s Class A shares had a calendar year-to-date return of 4.03%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 20.69% for the quarter ended Dec. 31, 2019, and its lowest quarterly return was -15.99% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2019
Average Annual Total Returns - Delaware Healthcare Fund	Label	1 year	5 years	10 years	10 years or lifetime	Inception Date
Class A		23.97%	11.58%	15.75%
Class A | After Taxes on Distributions		21.80%	10.10%	14.08%
Class A | After Taxes on Distributions and Sales		15.61%	8.84%	12.61%
Class C	(lifetime: 01/28/10–12/31/19)	29.52%	12.05%		15.62%	Jan. 28, 2010
Class R	(lifetime: 01/28/10–12/31/19)	31.18%	12.62%		16.19%	Jan. 28, 2010
Institutional Class		31.83%	13.18%	16.73%
Russell 3000® Healthcare Index (reflects no deduction for fees, expenses, or taxes)		22.11%	10.47%	15.23%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Small Cap Growth Fund
Delaware Small Cap Growth Fund
What is the Fund’s investment objective?
Delaware Small Cap Growth Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Small Cap Growth Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Small Cap Growth Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		0.65%	0.65%	0.65%	0.65%
Total annual fund operating expenses		1.65%	2.40%	1.90%	1.40%
Fee waivers and expense reimbursements	[1]	(0.35%)	(0.35%)	(0.35%)	(0.35%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.30%	2.05%	1.55%	1.05%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund's average daily net assets from July 29, 2020 through July 29, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Small Cap Growth Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	700	1,033	1,389	2,390
Class C	308	715	1,249	2,710
Class R	158	563	994	2,194
Institutional Class	107	409	732	1,649

Expense Example, No Redemption	1 year	3 years	5 years	10 years
Delaware Small Cap Growth Fund | Class C | USD ($)	208	715	1,249	2,710

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 139% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the US economy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies (80% policy). The Fund may invest in both domestic and foreign small-capitalization companies. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index. The Index is used for purposes of determining range and not for targeting portfolio management. As of June 30, 2020, the Russell 2000 Growth Index had a market capitalization range between $3.4 million and $5.4 billion. The market capitalization range for the Russell 2000 Growth Index will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Using a top-down thematic overlay combined with bottom-up, fundamental research, the Manager seeks to identify early stage major demand trends and invest in securities of competitively advantaged companies that it believes should benefit from these trends. The Manager focuses on earnings growth as it believes earnings growth drives stock prices and the companies with the strongest gains in profitability have the potential to enjoy share performance that exceeds the broad market averages, provided that the earnings are of high quality and likely to continue.

Under normal circumstances, the Fund generally holds 35 to 50 stocks, although from time to time the Fund may hold more or fewer names depending on the Manager’s assessment of the investment opportunities available.

The Manager may use futures and options to seek to protect unrealized gains in the Fund’s portfolio when the Manager anticipates adverse conditions; to neutralize the effect of any price declines, without selling a security; and to gain exposure to a particular market segment without purchasing individual securities in that segment.

The Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Small Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2020, the Fund’s Class A shares had a calendar year-to-date return of 30.68%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.48% for the quarter ended March 31, 2019, and its lowest quarterly return was -23.57% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2019
Average Annual Total Returns - Delaware Small Cap Growth Fund	Label	1 year	10 years or lifetime	Inception Date
Class A	Lifetime (6/30/16 – 12/31/19)	23.30%	18.72%	Jun. 30, 2016
Class A | After Taxes on Distributions		22.89%	13.83%
Class A | After Taxes on Distributions and Sales		14.07%	12.67%
Class C	Lifetime (6/30/16 – 12/31/19)	28.79%	19.79%	Jun. 30, 2016
Class R	Lifetime (6/30/16 – 12/31/19)	30.50%	20.38%	Jun. 30, 2016
Institutional Class	Lifetime (6/30/16 – 12/31/19)	31.16%	21.00%	Jun. 30, 2016
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	Lifetime (6/30/16 – 12/31/19)	28.48%	14.56%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Smid Cap Growth Fund
Delaware Smid Cap Growth Fund
What is the Fund’s investment objective?
Delaware Smid Cap Growth Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Smid Cap Growth Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Smid Cap Growth Fund	Class A		Class C	Class R	Institutional Class	Class R6
Management fees	0.69%		0.69%	0.69%	0.69%	0.69%
Distribution and service (12b-1) fees	0.25%	[1]	1.00%	0.50%	none	none
Other expenses	0.16%		0.16%	0.16%	0.16%	0.08%	[2]
Total annual fund operating expenses	1.10%		1.85%	1.35%	0.85%	0.77%
[1]	The Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund's Board of Trustees.
[2]	"Other expenses" account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled "Choosing a share class."

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Smid Cap Growth Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class C	288	582	1,001	2,169
Class R	137	428	739	1,624
Institutional Class	87	271	471	1,049
Class R6	79	246	428	954

Expense Example, No Redemption	1 year	3 years	5 years	10 years
Delaware Smid Cap Growth Fund | Class C | USD ($)	188	582	1,001	2,169

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the US economy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies (80% policy). For purposes of this Fund, small- and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2500™ Growth Index. The index listed above is used for purposes of determining range and not for targeting portfolio management. As of June 30, 2020, the Russell 2500 Growth Index had a market capitalization range between $3.4 million and $13.9 billion. The market capitalization range for the Russell 2500 Growth Index will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The Fund may invest in a limited number of stocks.

Using a top-down thematic overlay combined with bottom-up, fundamental research, the Manager seeks to identify early stage major demand trends and invest in securities of competitively advantaged companies that the Manager believes should benefit from these trends. The Manager focuses on earnings growth as the Manager believes earnings growth drives stock prices and the companies with the strongest gains in profitability have the potential to enjoy share performance that exceeds the broad market averages, provided that the earnings are of high quality and likely to continue.

The Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Smid Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Effective Jan. 21, 2010, the Fund transitioned to invest primarily in common stocks of small- to medium-sized, growth-oriented companies, as described above. Prior to this time, the Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Calendar year-by-year total return (Class A)

As of June 30, 2020, the Fund’s Class A shares had a calendar year-to-date return of 28.01%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 24.54% for the quarter ended March 31, 2019, and its lowest quarterly return was -24.92% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2019*
Average Annual Total Returns - Delaware Smid Cap Growth Fund	Label	1 year	5 years	10 years	10 years or lifetime	Inception Date
Class A		27.54%	12.07%	15.20%
Class A | After Taxes on Distributions		26.24%	8.54%	12.54%
Class A | After Taxes on Distributions and Sales		17.19%	8.59%	11.94%
Class C		33.36%	12.54%	15.03%
Class R		34.97%	13.11%	15.60%
Institutional Class		35.66%	13.68%	16.19%
Class R6	(lifetime: 5/2/16 – 12/31/19)	35.76%			16.37%	May 02, 2016
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)		32.65%	10.84%	14.01%

* Prior to June 30, 2016, the Fund was sub-advised by Jackson Square Partners, LLC. Since June 30, 2016, the Fund has been managed by a portfolio manager within Delaware Management Company. The average annual total returns for the 5 and 10 year periods prior to June 30, 2016 do not reflect this change to the Fund's portfolio management.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.